CAPITAL STOCK AND RESERVES	12 Months Ended
Mar. 31, 2025
Capital Stock And Reserves
CAPITAL STOCK AND RESERVES

NOTE 10. CAPITAL STOCK AND RESERVES

Authorized ordinary shares: Unlimited number of Portage ordinary shares without par value.

The following is a roll-forward of Portage’s ordinary shares for the years ended March 31, 2025 and 2024:

	Years Ended March 31,
	2025		2024
	Ordinary		Ordinary
	Shares	Amount	Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	989	$219,499	880	$218,782
Shares issued under private placement	524	2,150	—	—
Pre-Funded warrants exercised	60	1	—	—
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse share split	52	—	—	—
Shares issued under Registered Direct Offering, net of issue costs	—	—	98	—
Shares issued under ATM, net of issue costs	—	—	9	662
Shares issued or accrued for bonuses or services	19	120	1	50
Shares issued pursuant to distribution of restricted stock units	9	30	1	5
Balance, end of year	1,653	$221,800	989	$219,499

Private Financing

On January 29, 2025, the Company completed the sale of 524,390 ordinary shares for aggregate proceeds of $2,150,000, at a per share price of $4.10, the closing price of a share on Nasdaq on the date preceding the date of the securities purchase agreement. The shares were sold to two directors of the Company, Messrs. Gregory Bailey and James Mellon. The shares were sold in a private placement transaction pursuant to Regulation S, and were issued as restricted stock. The proceeds are being used for general corporate purposes and working capital.

Reverse Share Split

On August 15, 2024, the Company effected a reverse share split of its ordinary shares at a ratio of 1-for-20. The reverse share split decreased the number of ordinary shares outstanding as of March 31, 2024, from 19,784,390 to 989,370. All share and per share information included in the consolidated financial statements and in the Notes to the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse share split unless otherwise noted. The number of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.

Any fractional shares resulting from the reverse share split were rounded up to the nearest whole post-split ordinary share. As a result of this roundup provision, the Company issued an additional 52,254 shares.

March 2021 Registration Statement

Portage filed a shelf registration statement with the SEC in order to sell ordinary shares, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“March 2021 Registration Statement”). In connection with the March 2021 Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covered the offering, issuance and sale by Portage of up to $200 million in the aggregate of the securities identified above from time to time in one or more offerings;

•	a prospectus supplement, which covered the offer, issuance and sale by Portage in its ATM offering of up to a maximum aggregate offering price of $50 million of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement, dated February 24, 2021 (the “2021 Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);

•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 57,500 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwritten public offering with Cantor Fitzgerald;

•	a prospectus supplement dated August 19, 2022, for the resale of up to $30 million in ordinary shares that Portage may sell from time to time to Lincoln and an additional 4,726 shares that were issued to Lincoln; and

•	a prospectus supplement dated September 29, 2023 for the offer, issuance and sale by Portage in a registered direct public offering through H.C. Wainwright & Co., the placement agent, to an institutional and accredited investor of (i) 98,500 ordinary shares at a purchase price of $38.00 per share; and (ii) Pre-Funded Warrants to purchase up to 59,395 ordinary shares, at a purchase price of $37.98 per Pre-Funded Warrant Shares, for aggregate gross proceeds of approximately $6 million. All Pre-Funded Warrants, which were exercisable for one ordinary share at an exercise price of $0.02 per share, were exercised in full on May 29, 2024.

The 2021 Sales Agreement permitted the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. The sales under the prospectus were deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act. The Company sold 8,308 ordinary shares in Fiscal 2023 (generating net proceeds of approximately $0.9 million) and 9,331 ordinary shares in Fiscal 2024 (generating net proceeds of approximately $0.7 million). The Company’s March 2021 Registration Statement expired on February 24, 2024.

Series A Warrants and Pre-Funded Warrants

The Series A Warrants and the Pre-Funded Warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of ordinary shares upon exercise. In addition, the Series A Warrants and the Pre-Funded Warrants do not provide any guarantee of value or return.

On the October 3, 2023 issue date, the calculated fair value of the Series A Warrants and the Pre-Funded Warrants was $2.968 million ($18.80 per such warrant). Because the fair value of the warrants accounted for as liabilities exceeded the net proceeds from the Registered Direct Offering, the proceeds allocated to our ordinary shares, the Pre-Funded Warrants and the Series A warrants was zero. The Series A Warrants expired on April 3, 2025, 18 months from the date of issuance, and all Pre-Funded Warrants were exercised in full on May 9, 2024.

Series A Warrants

The inputs associated with calculating the fair value are reflected below.

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life (in years)	1.50
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	—